Related Party Balances and Transactions (Details) - Schedule of balances and transactions with related parties - Related Party [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Revenues				$ 16,369
Expenses (1):
Cost of revenues	[1]	215	320	163
Operating expenses:
Research and development, net		653	829	507
Sales and marketing		191	172	212
General and administrative		206	211	191
Capital expenses			$ 12	$ 40

[1]	Including utilities expenses charged to the related party and reimbursed by the Company.